Property and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2021	2,098	1,830	359	4,287
Additions	981	100	—	1,081
Dispositions	—	—	—	—
Effects of foreign exchange	(96)	(66)	(27)	(189)
Balance – December 31, 2022	2,983	1,864	332	5,179
Additions	545	90	—	635
Dispositions	—	—	—	—
Effects of foreign exchange	70	19	16	105
Balance – December 31, 2023	3,598	1,973	348	5,919

Accumulated depreciation
Balance – December 31, 2021	854	707	81	1,642
Depreciation	684	298	12	994
Effects of foreign exchange	(45)	(26)	(10)	(81)
Balance – December 31, 2022	1,493	979	83	2,555
Depreciation	836	323	11	1,170
Effects of foreign exchange	53	26	7	86
Balance – December 31, 2023	2,382	1,328	101	3,811

Carrying value
Balance – December 31, 2022	1,490	885	249	2,624
Balance – December 31, 2023	1,216	645	247	2,108